Goodwill	12 Months Ended
Dec. 31, 2020
Business Combination, Goodwill [Abstract]
Goodwill

8.	Goodwill

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Beginning balance	50,967	941,488	1,012,026
Additions (Note 24)	890,521	70,538	283,760

Ending balance	941,488	1,012,026	1,295,786

No impairment charge was recognized for the years ended December 31, 2018, 2019 and 2020, respectively.